Parent Only Financial Information (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] - Reportable Legal Entities [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (2,158)	¥ (143,941)
Cash flows used in investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries
Investment in short-term investments
Proceeds from redemption of short-term investments
Net cash provided by investing activities
Cash flows provided by financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs		264
Proceeds from issuance of issuance of convertible bonds, net of issuance costs		145,064
Net cash provided by financing activities		145,328
Effect of exchange rate changes on cash and cash equivalents	320	1,267
Net increase/(decrease) in cash and cash equivalents	(1,838)	2,654
Cash and cash equivalents at the beginning of the period	61,230	22,710
Cash and cash equivalents at the end of the period	¥ 59,392	¥ 25,364